UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Russell L. Kamerman, Esq.
Midas Series Trust
11 Hanover Square, 12th Floor
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments

	MIDAS FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2019
	(Unaudited)

Shares		Value
	Common Stocks (124.78%)
	Major Precious Metals Producers (34.21%)
35,000	Agnico Eagle Mines Limited	$ 1,876,350
98,048	Barrick Gold Corporation	1,699,172
51,000	Fresnillo plc	429,624
44,000	Newcrest Mining Limited	1,031,234
14,000	Rio Tinto plc ADR	729,260
		5,765,640

	Intermediate Precious Metals Producers (54.76%)
200,000	Alacer Gold Corp. (a)	808,157
225,000	Alamos Gold Inc.	1,305,000
275,000	B2Gold Corp. (a)	888,250
13,500	Endeavour Mining Corp. (a)	258,172
325,000	Evolution Mining Limited	992,959
14,500	Kirkland Lake Gold Ltd.	649,600
125,000	Northern Star Resources Limited	930,741
241,000	OceanaGold Corp.	629,804
69,000	Pretium Resources Inc. (a)	794,190
5,300	Royal Gold, Inc.	653,013
80,000	SSR Mining Inc. (a)	1,161,600
6,000	Wheaton Precious Metals Corp.	157,440
		9,228,926

	Junior Precious Metals Producers (11.23%)
15,000	Caledonia Mining Corporation PLC	101,250
98,000	Dundee Precious Metals, Inc. (a)	330,121
400,000	Hummingbird Resources plc (a)	115,836
23,900	Maverix Metals Inc. (a)	96,575
17,500	Osisko Gold Royalties Ltd.	162,750
900,000	Roxgold Inc. (a)	713,746
27,000	Sandstorm Gold Ltd. (a)	152,280
350,000	Silver Lake Resources Ltd. (a)	220,714
		1,893,272

	Other Natural Resources Companies (24.58%)
18,800	Cabot Oil & Gas Corporation	330,316
34,534	Ciner Resources LP	637,498
24,643	iShares Silver Trust (a)	392,316
8,000	Minerals Technologies Inc.	424,720
9,100	SPDR Gold Trust (a)	1,263,717
10,500	Steel Dynamics, Inc.	312,900
40,000	Warrior Met Coal, Inc.	780,800
		4,142,267

Total investments (Cost $19,400,919) (124.78%) (b)		21,030,105
Liabilities in excess of cash and other assets (-24.78%)		(4,176,977)

Net assets (100.00%)		$ 16,853,128

(a) Non-income producing.
(b) The Fund's total investment portfolio value of $21,030,105  has been pledged as collateral for borrowings under the Fund's credit facility.  As of September 30, 2019, there was $4,110,425 in outstanding borrowing.

ADR means "American Depositary Receipt."

See notes to Schedule of Portfolio Investments (Unaudited).

	MIDAS MAGIC
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2019
	(Unaudited)

Shares		Value
	Common Stocks (117.14%)
	Automotive Dealers and Gasoline Service Stations (3.85%)
500	AutoZone, Inc. (a)	$ 542,310

	Automotive Repair, Services, and Parking (2.21%)
800	AMERCO	312,032

	Building Materials, Hardware, Garden Supply, and Mobile Home Dealers (2.55%)
1,550	The Home Depot, Inc.	359,631

	Business Services (44.64%)
1,670	Alphabet Inc. Class A (a)	2,039,304
2,300	Check Point Software Technologies Ltd. (a)	251,850
13,400	Mastercard Incorporated Class A	3,639,038
6,500	Robert Half International Inc.	361,790
		6,291,982

	Chemical and Allied Products (10.55%)
900	Biogen Inc. (a)	209,538
6,300	Johnson & Johnson	815,094
6,200	Methanex Corporation	219,914
3,700	Westlake Chemical Corporation	242,424
		1,486,970

	Communications (1.87%)
11,000	Viacom Inc. Class B	264,330

	Depository Institutions (5.68%)
6,800	JPMorgan Chase & Co.	800,292

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (5.52%)
2,300	Acuity Brands, Inc.	310,017
1,400	Broadcom Inc.	386,498
1,750	Taiwan Semiconductor Manufacturing Company Ltd.	81,340
		777,855

	Fabricated Metal Products, except Machinery and Transportation Equipment (1.39%)
1,250	Snap-on Incorporated	195,675

	Food Stores (1.28%)
7,000	The Kroger Co.	180,460

	Home Furniture, Furnishings, and Equipment Stores (2.41%)
5,000	Williams-Sonoma, Inc.	339,900

	Industrial and Commercial Machinery and Computer Equipment (3.81%)
2,400	Apple Inc.	537,528

	Insurance Carriers (12.15%)
6,510	Berkshire Hathaway Inc. Class B (a)	1,354,210
7,500	Essent Group Ltd.	357,525
		1,711,735

	Oil and Gas Extraction (1.43%)
11,500	Cabot Oil & Gas Corporation	202,055

	Real Estate (2.52%)
10,000	Marcus & Millichap, Inc. (a)	354,900

	Security and Commodity Brokers, Dealers, Exchanges, and Services (3.86%)
1,600	Ameriprise Financial, Inc.	235,360
2,700	T. Rowe Price Group, Inc.	308,475
		543,835

	Tobacco Products (1.31%)
5,000	British American Tobacco p.l.c.	184,500

	Transportation Equipment (7.66%)
2,650	LCI Industries	243,402
5,500	Magna International Inc.	293,315
3,000	Oshkosh Corporation	227,400
4,500	PACCAR Inc.	315,045
		1,079,162

	Wholesale Trade (2.45%)
3,700	TE Connectivity Ltd.	344,766

Total investments (Cost $8,126,085 (117.14%) (b)		16,509,918
Liabilities in excess of cash and other assets (-17.14%)		(2,415,840)

Net assets (100.00%)		$ 14,094,078

(a) Non-income producing.
(b) The Fund's total investment portfolio value of $16,509,918 has been pledged as collateral for borrowings under the Fund's credit facility.  As of September 30, 2019, there was $2,334,250 in outstanding borrowing.

See notes to Schedule of Portfolio Investments (Unaudited).

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security’s value than an earlier price from the primary market or exchange. Accordingly, a Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable or are earlier and less representative of current market value. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees, called “fair value pricing.” Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or traded.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

The following is a summary of the inputs used as of September 30, 2019 in valuing each Fund’s assets. Refer to each Fund’s Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 21,030,105	$ -	$ -	$ 21,030,105
Total investments, at value	$ 21,030,105	$ -	$ -	$ 21,030,105

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 16,509,918	$ -	$ -	$ 16,509,918
Total investments, at value	$ 16,509,918	$ -	$ -	$ 16,509,918

There were no securities transferred from level 1 on December 31, 2018 to level 2 on September 30, 2019.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of September 30, 2019, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$ 19,400,919	$ 4,596,766	$ (2,967,580)	$ 1,629,186
Midas Magic	$ 8,126,085	$ 8,629,186	$ (245,353)	$ 8,383,833

Portfolio Concentration
Each Fund operates as a “non-diversified” investment company, which means that the portion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the Act and the amount of the outstanding voting securities of a particular issuer held by a Fund is not limited. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a “regulated investment company” for purposes of the IRC, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund’s total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund’s portfolio, although no single investment can exceed 25% of a Fund’s total assets at the time of purchase. A more concentrated portfolio may cause a Fund’s net asset value to be more volatile and thus may subject shareholders to more risk.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and securities traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in the securities of issuers domiciled in those countries.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 22, 2019

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 22, 2019

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)